LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.11%
Australia–2.87%
Aurizon Holdings Ltd.	6,539,171	$18,051,470
CSL Ltd.	142,260	13,972,629
		32,024,099
Austria–1.22%
ANDRITZ AG	195,085	13,569,721
		13,569,721
Finland–2.13%
UPM-Kymmene OYJ	759,896	23,784,554
		23,784,554
France–15.52%
BNP Paribas SA	190,561	18,153,532
Bouygues SA	416,326	24,128,885
Capgemini SE	180,450	21,292,818
Carrefour SA	913,761	16,919,060
Kering SA	27,050	8,214,094
Pernod Ricard SA	328,178	24,403,929
Sanofi SA	355,375	34,318,482
Vinci SA	171,193	25,695,932
		173,126,732
Germany–9.53%
Allianz SE	80,050	33,806,589
Deutsche Post AG	516,517	27,224,011
Evonik Industries AG	957,818	18,794,947
Merck KGaA	207,982	26,424,893
		106,250,440
Hong Kong–6.09%
AIA Group Ltd.	2,066,600	22,962,659
CK Hutchison Holdings Ltd.	3,950,500	30,324,116
Jardine Matheson Holdings Ltd.	202,900	14,585,101
		67,871,876
Italy–6.23%
Enel SpA	2,568,582	28,081,868
Eni SpA	458,698	13,042,519
Snam SpA	3,748,257	28,394,674
		69,519,061
Japan–22.85%
Daikin Industries Ltd.	89,600	10,747,238
FUJIFILM Holdings Corp.	1,502,300	28,627,286
Fujitsu Ltd.	946,000	19,346,325
Honda Motor Co. Ltd.	1,256,300	10,167,950
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KDDI Corp.	1,543,000	$26,272,240
Komatsu Ltd.	280,900	11,185,597
Minebea Mitsumi, Inc.	915,900	15,208,597
Mitsubishi Electric Corp.	492,800	16,118,049
Panasonic Holdings Corp.	2,206,400	37,004,309
Secom Co. Ltd.	423,300	16,123,832
Shin-Etsu Chemical Co. Ltd.	396,200	16,132,780
Sompo Holdings, Inc.	448,100	17,443,742
Sony Group Corp.	1,458,600	30,401,189
		254,779,134
Netherlands–1.69%
Koninklijke Philips NV	689,305	18,854,032
		18,854,032
Singapore–3.06%
United Overseas Bank Ltd.	1,191,081	34,095,574
		34,095,574
Spain–4.36%
Banco Santander SA	2,832,974	31,759,680
†Cellnex Telecom SA	523,540	16,834,293
		48,593,973
Switzerland–4.77%
Nestle SA	367,772	36,075,124
Roche Holding AG	42,834	17,094,657
		53,169,781
United Kingdom–18.79%
Associated British Foods PLC	968,442	24,242,389
BP PLC	2,738,326	21,432,341
British American Tobacco PLC	377,512	21,917,895
GSK PLC	1,175,089	32,368,390
Lloyds Banking Group PLC	27,135,743	33,632,963
London Stock Exchange Group PLC	157,618	18,612,751
Shell PLC	502,895	23,291,611
SSE PLC	726,995	25,131,196
WPP PLC	2,839,563	8,880,650
		209,510,186
Total Common Stock (Cost $806,091,363)		1,105,149,163

TOTAL INVESTMENTS–99.11% (Cost $806,091,363)	1,105,149,163
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	9,951,181
NET ASSETS APPLICABLE TO 51,369,292 SHARES OUTSTANDING–100.00%	$1,115,100,344

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Mondrian International Value Fund–2